Goodwill (Details)					12 Months Ended
	May 30, 2025 HKD ($)	May 30, 2025 USD ($)	Nov. 15, 2024 HKD ($)	Nov. 15, 2024 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2026 USD ($)	Nov. 15, 2024 USD ($)
Goodwill [Line Items]
Consideration amount					$ 5,000	$ 638
Goodwill annual impairment term					5 years	5 years
Weighted average cost of capital rate, percentage					7.95%		8.57%			7.95%
Long-term growth rate, percentage					1.87%		1.87%			1.87%
Goodwill					$ 193,445,481		$ 35,124,140		$ 34,066,838	$ 24,674,168
Goodwill impairment					35,124,140	$ 4,480,120			1,500,000
Business Combination [Member]
Goodwill [Line Items]
Consideration amount	$ 193,445,481	$ 24,674,168
Alvin Design and Construction Company Limited (“Alvin Design”) [Member]
Goodwill [Line Items]
Goodwill impairment									$ 1,500,000
Winner Logistics Network Limited (“WLN”) [Member]
Goodwill [Line Items]
Consideration amount			$ 1,062,402	$ 136,557
Goodwill			$ 1,057,302								$ 135,902
Goodwill impairment					1,057,302	134,860
Jingxing Holdings Limited [Member]
Goodwill [Line Items]
Equity interest, percentage	100.00%	100.00%
Consideration amount	$ 217,000,000	$ 27,678,571
Goodwill					193,445,481					$ 24,674,168
Goodwill [Member]
Goodwill [Line Items]
Goodwill impairment					$ 34,066,838	$ 4,345,260